INCOME TAXES - Changes in Unrecognized Tax Benefits (Details)	12 Months Ended
Sep. 30, 2023 USD ($)
INCOME TAXES
Balance at beginning period	$ 817,059
Addition for tax positions of the current year	(38,695)
Lapse of statute of limitations	(785,337)
Effect of exchange rate changes	6,973
Balance at ending period	$ 0